Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Forbearance Applied (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Total value	£ 1,475	£ 1,766
Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Total value	208	322
Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Total value	34	56
Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Total value	£ 8	£ 9